AMG SouthernSun Small Cap Fund
AMG SouthernSun Small Cap Fund
INVESTMENT OBJECTIVE
The AMG SouthernSun Small Cap Fund's (the “Fund”) investment objective is to provide long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AMG SouthernSun Small Cap Fund	Class N	Class I
Redemption/Exchange Fee (as a percentage of the amount redeemed, on shares held less than 60 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMG SouthernSun Small Cap Fund		Class N	Class I
Management Fee		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.21%	0.21%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.22%	0.97%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - AMG SouthernSun Small Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class N	124	387	670	1,477
Class I	99	309	536	1,190

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund had a portfolio turnover rate of 21% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
SouthernSun Asset Management, LLC (“SouthernSun” or the “Subadviser”) seeks to achieve the Fund’s investment objective by investing primarily in common stocks of smaller capitalization (“small cap”) U.S. companies that SouthernSun selects using a research-driven, value-oriented investment strategy. The Fund defines small cap securities to include securities of issuers with a market capitalization at the time of purchase within the capitalization range of companies in the Russell 2000® Index or the MSCI USA Small Cap Index during the most recent 12-month period (based on month-end data). This capitalization range will change over time. As of December 31, 2017, the range of the Russell 2000® Index was $22.47 million to $9.27 billion and the range of the MSCI USA Small Cap Index was $58.92 million to $10.79 billion. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in small cap securities.

The Fund typically invests in 20-40 companies SouthernSun believes are niche dominant, attractively valued with financial flexibility and uniquely fitted management teams. When selecting companies for investment, SouthernSun seeks opportunities that it believes have the following characteristics:
  Financial Flexibility: SouthernSun seeks companies that have strong internally generated discretionary cash flow and organic revenue growth (revenue growth not obtained through mergers or acquisitions).
  Management Adaptability: SouthernSun seeks management teams with measurable, transparent goals that are held accountable for performance. This applies to multiple levels of management from the CEO and CFO to less senior management.
  Niche Dominance: SouthernSun seeks companies that it believes possess meaningful competitive advantages over peers.
Under normal market conditions, the majority of the Fund’s assets will be allocated to equity securities. The Fund may hold assets in cash and cash equivalents, and at times these holdings may be significant. The Fund’s cash level at any point typically relates to SouthernSun’s individual security selection process, and therefore may vary, depending on SouthernSun’s desired security weightings.

The Fund generally seeks to buy and hold stocks for the long-term, and sells holdings that SouthernSun believes have exceeded their intrinsic market value, become too large a position, experienced a change in fundamentals or are subject to other factors that SouthernSun believes may contribute to underperformance. The Fund generally seeks to hold positions in companies as they increase in market capitalization, potentially beyond the small capitalization range, as long as SouthernSun considers the company to remain an attractive investment with capital appreciation potential.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Focused Investment Risk—a significant portion of the Fund’s holdings may be focused in a relatively small number of securities, which may make the Fund more volatile and subject to greater risk than a more diversified fund.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.

Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), the Fund intends to qualify as a regulated investment company accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the industrials sector may comprise a significant portion of the Fund's portfolio. The industrial industries may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.

Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

The performance information shown for the Fund includes historical performance of the Fund for periods prior to March 31, 2014, which was the date the Fund was reorganized from SouthernSun Small Cap Fund, a series of Northern Lights Fund Trust (the “Predecessor Fund”), to the Fund. The Predecessor Fund was managed by SouthernSun with the same investment objective and substantially similar investment strategies as those of the Fund.

The performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the indices shown in the table. The information in the bar chart is for Class N shares of the Fund (formerly Investor Class shares of the Fund, which were renamed Class N shares on October 1, 2016). Class I shares of the Fund (formerly Institutional Class shares of the Fund, which were renamed Class I shares on October 1, 2016) would have similar annual returns as Class N shares because both classes are invested in the same portfolio of securities. However, because Class I shares are subject to different expenses than Class N shares, Class I share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations, if any, in effect during the periods shown. If AMG Funds LLC (the “Investment Manager”) or the Predecessor Fund’s investment manager had not agreed to limit expenses, returns would have been lower.

To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/17 (Class N)

Best Quarter: 31.94% (2nd Quarter 2009) Worst Quarter: -25.97% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/17
Average Annual Total Returns - AMG SouthernSun Small Cap Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Class N	18.03%	9.84%	10.01%
Class N | Return After Taxes on Distributions	18.03%	8.21%	8.95%
Class N | Return After Taxes on Distributions and Sale of Fund Shares	10.20%	7.58%	8.09%
Class I	18.35%	10.11%		15.33%	[1]	Sep. 30, 2009
Class I | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	14.65%	14.12%	8.71%	13.50%	[1]	Sep. 30, 2009
Class I | MSCI USA Small Cap Index (reflects no deduction for fees, expenses, or taxes)	16.75%	14.47%	9.70%	14.16%	[1]	Sep. 30, 2009
[1]	Class I and Index performance shown reflects the performance since the inception date of the Predecessor Fund’s Institutional Class on September 30, 2009.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I shares will vary.